Intangible Assets (Details) - Schedule of Intangible Assets - Brands [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Gross Amount	$ 7,774	$ 7,774
Accumulated Amortization	(2,444)	(2,060)
Net Balance	$ 5,330	$ 5,714